Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Stock-Based Compensation [Abstract]
Schedule of restricted stock awards
	March 31, 2023
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	296,022	$1.95	344,426	$1.90
Issued	-	-	150,000	$2.00
Vested	(124,202)	$1.93	(322,606)	$1.92
Forfeited	-	-	-	-
Ending balance	171,820	$1.95	171,820	$1.95
	March 31, 2022
	Three Months Ended		Nine Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	517,828	$1.90	691,232	$1.90
Issued	-	-	-	-
Vested	(86,702)	$1.90	(260,106)	$1.90
Forfeited	-	-	-	-
Ending balance	431,126	$1.90	431,126	$1.90

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at January 1, 2021	-	-
Granted	723,008	$1.90
Vested	(31,776)	$1.90
Forfeited	-	-
Outstanding at June 30, 2021	691,232	$1.90
Granted	-	-
Vested	(346,807)	$1.90
Forfeited	-	-
Outstanding at June 30, 2022	344,426	$1.90

Schedule of estimates the fair value of each option award
	Nine Months Ended March 31,
	2023	2022
Weighted-average fair value	$2.49	$1.48
Expected volatility	100%	100%
Expected term	5.0 years - 7.0 years	5.0 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.26% - 4.24%	1.15% - 2.41%
(1)	Represents the excess of the fair value on the last day of period (which was $3.00 and $3.60 as of December 31, 2022 and March 31, 2023, respectively) over the exercise price, multiplied by the number of options.

Expected volatility	100%
Expected term	5.0 years
Dividend yield	0.00%
Risk-free interest rate	1.15%-2.41%

Schedule of summarizing employee and non-employee stock option activity
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at January 1, 2023	858,750	$2.01	$846,250
Granted	147,250	$3.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at March 31, 2023	1,006,000	$2.16	$1,449,850
Exercisable at March 31, 2023	307,375	$2.02	$486,613
(1)	Represents the excess of the fair value on the last day of period (which was $3.00 and $3.60 as of December 31, 2022 and March 31, 2023, respectively) over the exercise price, multiplied by the number of options.
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2022	270,000	$2.00	$-
Granted	34,750	$2.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at March 31, 2022	304,750	$2.00	$-
Exercisable at March 31, 2022	47,500	$2.00	$-
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	308,250	$2.41
Exercised	-	-
Expired/cancelled	(120,000)	$2.00
Outstanding at March 31, 2023	1,006,000	$2.16	$1,449,850
Exercisable at March 31, 2023	307,375	$2.02	$486,613
(1)	Represents the excess of the fair value on the last day of the period (which was $3.60 as of March 31, 2023) over the exercise price, multiplied by the number of options.
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2021	-	$-	$-
Granted	304,750	$2.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at March 31, 2022	304,750	$2.00	$-
Exercisable at March 31, 2022	47,500	$2.00	$-

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-	$-
Granted	817,750	$2.00
Exercised	-	-
Expired/cancelled	-	$2.00
Outstanding at June 30, 2022	817,750	$2.00	$-
Exercisable at June 30, 2022	83,250	$2.00	$-